Capital resources	12 Months Ended
Dec. 31, 2020
Capital resources
Capital resources

25 Capital resources

The minimum requirement for own funds is set out under the Capital Requirements Regulation on a legal entity and consolidated basis . Transitional arrangements on the phasing in of end-point capital resources are set by the relevant regulatory authority.

The capital resources under the PRA transitional basis for NatWest Group are set out below.

	PRA transitional basis
	2020	2019
	£m	£m
Shareholders’ equity (excluding non-controlling interests)
Shareholders’ equity	43,860	43,547
Preference shares - equity	(494)	(496)
Other equity instruments	(4,999)	(4,058)
	38,367	38,993
Regulatory adjustments and deductions
Own credit	(1)	(118)
Defined benefit pension fund adjustment	(579)	(474)
Cash flow hedging reserve	(229)	(35)
Deferred tax assets	(760)	(757)
Prudential valuation adjustments	(286)	(431)
Goodwill and other intangible assets	(6,182)	(6,622)
Expected losses less impairments	—	(167)
Foreseeable ordinary and special dividends	(364)	(968)
Foreseeable charges	(266)	(365)
Adjustment under IFRS 9 transitional arrangements	1,747
Other regulatory adjustments	—	(2)
	(6,920)	(9,939)

CET1 capital	31,447	29,054
Additional Tier 1 (AT1) capital
Qualifying instruments and related share premium	4,983	4,051
Qualifying instruments and related share premium subject to phase out	690	1,366
Qualifying instruments issued by subsidiaries and held by third parties subject to phase out	140	140
AT1 capital	5,813	5,557
Tier 1 capital	37,260	34,611
Qualifying Tier 2 capital
Qualifying instruments and related share premium	4,882	4,867
Qualifying instruments issued by subsidiaries and held by third parties	1,191	1,345
Other regulatory adjustments	400	—
Tier 2 capital	6,473	6,212
Total regulatory capital	43,733	40,823

It is NatWest Group policy to maintain a strong capital base, to expand it as appropriate and to utilise it efficiently throughout its activities to optimise the return to shareholders while maintaining a prudent relationship between the capital base and the underlying risks of the business. In carrying out this policy, NatWest Group has regard to the supervisory requirements of the PRA. The PRA uses capital ratios as a measure of capital adequacy in the UK banking sector, comparing a bank’s capital resources with its risk-weighted assets (the assets and off-balance sheet exposures are ‘weighted’ to reflect the inherent credit and other risks); by international agreement, the Pillar 1 capital ratios should be not less than 8% with a Common Equity Tier 1 component of not less than 4.5%. NatWest Group has complied with the PRA’s capital requirements throughout the year.

A number of subsidiaries and sub-groups within NatWest Group, principally banking entities, are subject to various individual regulatory capital requirements in the UK and overseas. Furthermore, the payment of dividends by subsidiaries and the ability of members of NatWest Group to lend money to other members of NatWest Group may be subject to restrictions such as local regulatory or legal requirements, the availability of reserves and financial and operating performance.